UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2012


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA TAX EXEMPT SHORT-TERM FUND
JUNE 30, 2012

                                                                      (Form N-Q)

48496-0812                                   (C)2012, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

CATEGORIES AND DEFINITIONS

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)    Principal and interest payments are insured by one of the following:
         ACA Financial Guaranty Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bank of America, N.A., Citibank, N.A., DEPFA Bank plc, Deutsche Postbank, Dexia Credit Local, JPMorgan Chase Bank, N.A., or Societe Generale.

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1  | USAA Tax Exempt Short-Term Fund
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(LOC)    Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Continental Casualty Co., Duke Realty Corp., Emory Univ., Fannie Mae, Government National Mortgage Association, National Rural Utility Corp., or Texas Permanent School Fund.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA      Economic Development Authority
EDC      Economic Development Corp.
ETM      Escrowed to final maturity
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
ISD      Independent School District
PRE      Prerefunded to a date prior to maturity
USD      Unified School District

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                                                   Portfolio of Investments |  2

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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT SHORT-TERM FUND
June 30, 2012 (unaudited)

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON              FINAL          VALUE
(000)       SECURITY                                             RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (51.3%)

            ALABAMA (0.4%)
$   1,265   Montgomery Medical Clinic Board                      4.50%         3/01/2013     $    1,281
    1,200   Montgomery Medical Clinic Board                      4.50          3/01/2014          1,236
    2,480   Montgomery Medical Clinic Board                      4.50          3/01/2015          2,597
    2,595   Montgomery Medical Clinic Board                      4.50          3/01/2016          2,733
                                                                                             ----------
                                                                                                  7,847
                                                                                             ----------
            ARIZONA (0.5%)
    1,000   Pinal County Correctional Facilities IDA (INS)       5.25         10/01/2012          1,008
    1,000   Pinal County Correctional Facilities IDA (INS)       5.25         10/01/2013          1,038
    1,710   Pinal County Correctional Facilities IDA (INS)       5.25         10/01/2014          1,812
    5,365   State (INS)                                          5.00         10/01/2015          6,012
                                                                                             ----------
                                                                                                  9,870
                                                                                             ----------
            CALIFORNIA (5.4%)
    5,000   Golden State Tobacco Securitization Corp.            5.00          6/01/2015          5,453
    7,000   Golden State Tobacco Securitization Corp.            5.00          6/01/2016          7,774
    3,000   Golden State Tobacco Securitization Corp.            5.00          6/01/2017          3,338
    5,000   Irvine USD Community Facilities District (INS)       5.00          9/01/2014          5,385
    3,730   Irvine USD Community Facilities District (INS)       5.00          9/01/2015          4,131
    5,885   Irvine USD Community Facilities District (INS)       5.00          9/01/2016          6,648
      500   Los Angeles County                                   5.00          3/01/2021            589
    1,000   Los Angeles County                                   5.00          9/01/2021          1,176
    9,000   Moreno Valley USD                                    2.50         10/01/2012          9,039
   14,785   Public Works Board                                   5.00         10/01/2015         16,531
    2,000   Public Works Board                                   5.00          4/01/2019          2,317
    1,000   Public Works Board                                   5.00          4/01/2020          1,160
    1,500   Public Works Board                                   5.00          4/01/2021          1,741
    2,000   Salinas USD (INS)                                    4.21 (a)      6/01/2014          1,952
    1,000   Salinas USD (INS)                                    4.21 (a)     10/01/2014            971
    6,000   School Cash Reserve Program Auth.                    2.50          1/31/2013          6,041
    8,000   School Cash Reserve Program Auth. (b)                2.00          2/01/2013          8,040
   15,000   State                                                5.00         10/01/2017         17,764
   17,500   Statewide Communities Dev. Auth.                     5.00          6/15/2013         18,288
                                                                                             ----------
                                                                                                118,338
                                                                                             ----------
            COLORADO (0.7%)
      185   Beacon Point Metropolitan District (LOC -
               Compass Bank)                                     4.38         12/01/2015            186
    1,865   Denver Health and Hospital Auth.                     5.00         12/01/2014          2,002
    1,000   Denver Health and Hospital Auth.                     5.00         12/01/2015          1,098
    1,475   Denver Health and Hospital Auth.                     5.00         12/01/2016          1,640
    1,335   Health Facilities Auth.                              5.00          6/01/2013          1,386
    2,000   Health Facilities Auth.                              5.00          6/01/2015          2,187
      110   Health Facilities Auth. (ETM)                        5.00         11/15/2015            127
    1,890   Health Facilities Auth.                              5.00         11/15/2015          2,152
      160   Health Facilities Auth. (ETM)                        5.00         11/15/2016            190
    2,840   Health Facilities Auth.                              5.00         11/15/2016          3,313

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3  | USAA Tax Exempt Short-Term Fund
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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                        COUPON               FINAL          VALUE
(000)       SECURITY                                            RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$   1,695   High Plains Metropolitan District (LOC -
               Compass Bank)                                    4.38%         12/01/2015     $    1,753
                                                                                             ----------
                                                                                                 16,034
                                                                                             ----------
            CONNECTICUT (0.3%)
    2,050   West Haven                                          3.00           5/30/2013          2,076
      750   West Haven                                          4.00           8/01/2013            768
      500   West Haven                                          4.00           8/01/2014            521
    2,235   West Haven (INS)                                    5.00           8/01/2020          2,521
                                                                                             ----------
                                                                                                  5,886
                                                                                             ----------
            DISTRICT OF COLUMBIA (0.1%)
    2,740   Community Academy (INS)                             4.50           5/01/2017          2,662
                                                                                             ----------
            FLORIDA (3.3%)
    4,500   Gulf Breeze City                                    3.10          12/01/2020          4,500
    1,385   Higher Educational Facilities Financing Auth.       5.00           4/01/2021          1,551
    1,000   Highlands County Health Facilities                  5.00          11/15/2014          1,101
    1,000   Highlands County Health Facilities                  5.00          11/15/2015          1,132
    3,500   Highlands County Health Facilities                  5.00          11/15/2016          4,052
    1,235   Highlands County Health Facilities                  5.00          11/15/2016          1,430
   10,000   Hurricane Catastrophe Fund Finance Corp.            5.00           7/01/2014         10,817
    1,000   Jacksonville                                        5.00          10/01/2019          1,184
    4,580   Jacksonville                                        5.00          10/01/2020          5,436
    7,500   Miami-Dade County IDA                               3.75          12/01/2018          8,085
    2,000   Orange County Health Facilities Auth.               5.00          10/01/2013          2,102
    1,200   Orange County Health Facilities Auth.               5.00          10/01/2016          1,353
    2,000   Palm Beach County School Board (INS)                5.00           8/01/2015          2,262
    3,290   Palm Beach County School Board                      5.50           8/01/2015          3,723
    2,820   Pinellas County Educational Facilities Auth.        4.00          10/01/2020          2,972
   10,000   Sunshine State Governmental Financing
               Commission                                       5.00           9/01/2017         11,399
    8,975   Sunshine State Governmental Financing
               Commission                                       5.00           9/01/2018         10,285
                                                                                             ----------
                                                                                                 73,384
                                                                                             ----------
            GEORGIA (0.8%)
    3,000   Fulton County Dev. Auth. (NBGA)                     4.00          11/15/2016          3,304
    3,000   Municipal Electric Auth. of Georgia                 5.00           1/01/2016          3,403
      755   Private Colleges and Universities Auth.             4.00          10/01/2012            761
    3,415   Private Colleges and Universities Auth.             5.00          10/01/2018          3,791
    1,265   Private Colleges and Universities Auth.             5.00          10/01/2019          1,402
    1,255   Private Colleges and Universities Auth.             5.00          10/01/2019          1,416
    3,770   Private Colleges and Universities Auth.             5.00          10/01/2020          4,155
                                                                                             ----------
                                                                                                 18,232
                                                                                             ----------
            GUAM (0.1%)
    1,000   Education Financing Foundation                      4.00          10/01/2013          1,006
      760   Education Financing Foundation                      5.00          10/01/2014            781
                                                                                             ----------
                                                                                                  1,787
                                                                                             ----------
            ILLINOIS (4.2%)
      614   Chicago                                             6.13          12/01/2012            621
   20,000   Chicago (INS)                                       3.18 (a)       1/01/2018         17,353
   15,000   Chicago Board of Education (INS)                    2.54 (a)      12/01/2013         14,785
    7,140   Finance Auth.                                       4.50           2/15/2016          7,626
    3,720   Finance Auth.                                       5.25           5/01/2016          4,084
    5,940   Finance Auth.                                       4.50           2/15/2017          6,398
    2,410   Finance Auth.                                       5.00           8/15/2018          2,695
      655   Housing Dev. Auth.                                  4.15           1/01/2014            675

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                                                   Portfolio of Investments |  4

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                        COUPON               FINAL          VALUE
(000)       SECURITY                                            RATE            MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$     130   Housing Dev. Auth.                                  4.20%          1/01/2014     $      134
      595   Housing Dev. Auth.                                  4.15           7/01/2014            619
      750   Housing Dev. Auth.                                  4.20           7/01/2015            787
      400   Housing Dev. Auth.                                  4.30           1/01/2016            423
      140   Housing Dev. Auth.                                  4.35           1/01/2016            149
    5,000   Railsplitter Tobacco Settlement Auth.               5.00           6/01/2016          5,626
    6,500   Railsplitter Tobacco Settlement Auth.               5.00           6/01/2018          7,391
    4,160   Railsplitter Tobacco Settlement Auth.               5.25           6/01/2020          4,828
    1,090   Railsplitter Tobacco Settlement Auth.               5.25           6/01/2021          1,269
    3,000   State (INS)                                         5.00           1/01/2016          3,322
    5,000   State                                               4.50           6/15/2016          5,701
    7,000   State                                               5.00           8/01/2020          7,884
                                                                                             ----------
                                                                                                 92,370
                                                                                             ----------
            INDIANA (2.2%)
   10,000   Finance Auth.                                       4.90           1/01/2016         11,036
    2,060   Health and Educational Facility Auth.               5.00           2/15/2013          2,118
   20,000   Jasper County (INS)                                 5.60          11/01/2016         22,751
   10,000   Whiting Environmental Facilities                    5.00           7/01/2017         11,629
                                                                                             ----------
                                                                                                 47,534
                                                                                             ----------
            IOWA (0.5%)
   10,000   Finance Auth. (INS)                                 5.00           7/01/2014         10,769
                                                                                             ----------
            KANSAS (0.1%)
    2,000   La Cygne (INS)                                      4.05           3/01/2015          2,165
                                                                                             ----------
            LOUISIANA (0.4%)
    1,500   Office Facilities Corp.                             5.00           3/01/2016          1,705
    2,500   Offshore Terminal Auth.                             5.25           9/01/2016          2,603
    3,455   Public Facilities Auth.                             2.88          11/01/2015          3,562
                                                                                             ----------
                                                                                                  7,870
                                                                                             ----------
            MAINE (0.1%)
    2,500   Jay                                                 4.85           5/01/2019          2,616
                                                                                             ----------
            MARYLAND (0.5%)
   10,000   Anne Arundel County                                 4.10           7/01/2014         10,124
      200   Health and Higher Educational Facilities Auth.,
               acquired 3/05/2003, cost $200 (c)                5.00           2/01/2013            204
                                                                                             ----------
                                                                                                 10,328
                                                                                             ----------
            MASSACHUSETTS (0.9%)
   11,500   Dev. Finance Agency                                 2.88          10/01/2014         12,071
      600   Dev. Finance Agency                                 5.00           1/01/2015            641
      630   Dev. Finance Agency                                 5.00           1/01/2016            682
      835   Dev. Finance Agency                                 5.00           1/01/2017            918
    1,065   Dev. Finance Agency                                 5.00           1/01/2018          1,179
    1,395   Dev. Finance Agency                                 5.00           1/01/2019          1,544
    2,015   Health and Educational Facilities Auth.             5.00           7/01/2016          2,213
                                                                                             ----------
                                                                                                 19,248
                                                                                             ----------
            MICHIGAN (0.9%)
    4,950   Dickinson County EDC                                5.75           6/01/2016          4,965
    2,165   Grand Traverse County Hospital Finance Auth.        5.00           7/01/2018          2,439
    2,625   Grand Traverse County Hospital Finance Auth.        5.00           7/01/2019          2,960
    1,000   Hospital Finance Auth.                              5.00          11/15/2014          1,082
    1,000   Hospital Finance Auth.                              5.00          11/15/2015          1,112

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5  | USAA Tax Exempt Short-Term Fund
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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON              FINAL          VALUE
(000)       SECURITY                                             RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$   6,440   Housing Dev. Auth.                                   1.00%        10/01/2014     $    6,464
                                                                                             ----------
                                                                                                 19,022
                                                                                             ----------
            MINNESOTA (0.7%)
    5,000   Agricultural and Economic Development Board (d)      4.75          2/15/2015          5,150
    1,335   Agricultural and Economic Development Board (INS)    5.00          2/15/2015          1,465
      565   Agricultural and Economic Development Board (INS)    5.00          2/15/2016            637
    1,000   Higher Education Facilities Auth.                    4.00          4/01/2015          1,083
      250   St. Paul Housing and Redevelopment Auth.             5.00          5/15/2013            258
      250   St. Paul Housing and Redevelopment Auth.             5.00          5/15/2014            265
      250   St. Paul Housing and Redevelopment Auth.             5.00          5/15/2015            271
      300   St. Paul Housing and Redevelopment Auth.             5.00          5/15/2016            330
      325   St. Paul Housing and Redevelopment Auth.             5.25          5/15/2017            363
    2,015   Tobacco Securitization Auth.                         5.00          3/01/2019          2,318
    2,000   Tobacco Securitization Auth.                         5.00          3/01/2020          2,304
                                                                                             ----------
                                                                                                 14,444
                                                                                             ----------
            MISSISSIPPI (0.5%)
    1,500   Hospital Equipment and Facilities Auth.              5.00          8/15/2013          1,566
    2,280   Hospital Equipment and Facilities Auth.              5.00          8/15/2014          2,438
    4,330   Hospital Equipment and Facilities Auth.              5.00         12/01/2014          4,577
    1,000   Hospital Equipment and Facilities Auth.              5.00          8/15/2015          1,097
    2,000   Hospital Equipment and Facilities Auth.              5.00          8/15/2016          2,226
                                                                                             ----------
                                                                                                 11,904
                                                                                             ----------
            MISSOURI (0.7%)
    1,135   Cape Girardeau County IDA                            5.00          6/01/2014          1,186
    1,000   Cape Girardeau County IDA                            5.00          6/01/2017          1,087
    1,055   Joint Municipal Electric Utility Commission (INS)    5.00          1/01/2015          1,135
    4,585   Riverside IDA (INS)                                  4.50          5/01/2016          4,906
    7,150   St. Louis Airport (INS)                              5.00          7/01/2013          7,417
                                                                                             ----------
                                                                                                 15,731
                                                                                             ----------
            NEW JERSEY (6.4%)
    5,110   Cedar Grove Township                                 1.50          2/21/2013          5,127
   10,000   EDA                                                  5.25          9/01/2019         12,220
    5,000   EDA                                                  5.00          6/15/2020          5,713
    7,000   EDA                                                  5.00          6/15/2021          8,005
    3,975   Harrison                                             3.38          2/15/2013          4,006
    5,055   Health Care Facilities Financing Auth.               4.00         11/15/2016          5,418
    2,000   Health Care Facilities Financing Auth.               5.00          7/01/2018          2,324
    2,000   Health Care Facilities Financing Auth.               5.00          7/01/2019          2,334
    2,000   Health Care Facilities Financing Auth.               5.00          7/01/2020          2,362
    6,698   Jersey City                                          2.00          4/18/2013          6,715
   10,000   Lyndhurst Township                                   1.75          2/15/2013         10,019
    3,298   Lyndhurst Township                                   1.75          3/21/2013          3,306
    7,105   Newark                                               3.50         12/13/2012          7,160
    3,439   Newark                                               3.50         12/13/2012          3,452
    6,962   Newark                                               3.50         12/13/2012          6,995
   14,000   Newark                                               2.40          2/20/2013         14,024
    4,074   Newark                                               2.50          6/28/2013          4,102
    9,745   Tobacco Settlement Financing Corp.                   5.00          6/01/2014         10,331
    9,640   Transit Corp.                                        5.75          9/15/2014          9,743
   15,000   Transportation Trust Fund Auth.                      5.25         12/15/2017         16,956
                                                                                             ----------
                                                                                                140,312
                                                                                             ----------
            NEW MEXICO (0.1%)
    1,165   Jicarilla Apache Nation (d)                          5.00          9/01/2013          1,192

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                                                   Portfolio of Investments |  6

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
PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON              FINAL          VALUE
(000)       SECURITY                                             RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$   1,325   Sandoval County                                      4.00%         6/01/2015     $    1,374
                                                                                             ----------
                                                                                                  2,566
                                                                                             ----------
            NEW YORK (10.6%)
    1,000   Albany IDA                                           5.50         11/15/2012          1,018
    1,000   Albany IDA                                           5.50         11/15/2013          1,063
    3,500   Albany IDA                                           4.25         11/15/2014          3,732
    4,480   Albany IDA                                           5.00         11/15/2015          4,997
   10,000   Broome County                                        2.00         11/30/2012         10,043
    1,000   Dormitory Auth.                                      3.00          7/01/2013          1,009
    3,710   Dormitory Auth.                                      5.00          7/01/2013          3,869
    1,000   Dormitory Auth.                                      5.00          7/01/2013          1,043
    3,010   Dormitory Auth.                                      5.00          7/01/2014          3,227
    1,865   Dormitory Auth.                                      5.00          7/01/2014          1,962
    5,000   Dormitory Auth.                                      5.20          2/15/2015          5,020
    4,095   Dormitory Auth.                                      5.00          7/01/2015          4,527
    3,145   Dormitory Auth.                                      5.00          7/01/2015          3,477
    2,000   Dormitory Auth.                                      4.00          8/15/2015          2,191
      720   Dormitory Auth.                                      4.00          2/15/2016            797
    3,295   Dormitory Auth.                                      5.00          7/01/2016          3,722
    2,000   Dormitory Auth.                                      5.00          7/01/2016          2,185
      440   East Rochester Housing Auth. (NBGA)                  3.75         12/20/2012            442
    4,750   Long Beach (b)                                       3.40          3/01/2013          4,778
    1,700   Long Beach                                           4.15          4/19/2013          1,709
    3,000   Long Island Power Auth.                              5.25          6/01/2014          3,258
   20,000   New York City (e)                                    5.00          8/01/2016         23,256
    6,500   Oyster Bay                                           2.00          6/07/2013          6,557
    6,515   Poughkeepsie                                         1.75          9/27/2012          6,522
   14,200   Ramapo                                               2.00         10/01/2012         14,239
    6,000   Ramapo                                               2.00         12/05/2012          6,019
   18,000   Rockland County                                      2.25          9/21/2012         18,021
    8,000   Rockland County                                      2.50          3/06/2013          8,040
    2,500   Rockland County                                      4.00          6/06/2013          2,518
    6,000   Rockland County                                      3.75          6/28/2013          6,060
   15,000   Roosevelt Union Free School District                 2.00          9/27/2012         15,024
    9,000   Schenectady School District                          1.50          1/18/2013          9,028
    2,500   Solvay                                               1.75          2/07/2013          2,505
    3,320   Solvay                                               2.00          2/07/2013          3,332
    2,500   Suffolk County EDC                                   5.00          7/01/2019          2,930
    2,640   Suffolk County EDC                                   5.00          7/01/2020          3,121
   16,000   Utica School District                                2.00          7/26/2012         16,007
   10,000   Utica School District                                1.50          6/14/2013         10,042
    3,000   Westchester County Health Care Corp.                 5.00         11/01/2015          3,326
    3,930   Yonkers                                              5.00         10/01/2017          4,456
    7,310   Yonkers                                              5.00         10/01/2018          8,328
                                                                                             ----------
                                                                                                233,400
                                                                                             ----------
            NORTH CAROLINA (0.4%)
    2,000   Eastern Municipal Power Agency                       5.00          1/01/2016          2,269
    2,100   Medical Care Commission                              4.38          7/01/2017          2,243
    3,855   Medical Care Commission                              5.00          7/01/2018          4,479
                                                                                             ----------
                                                                                                  8,991
                                                                                             ----------
            OHIO (0.6%)
    4,515   American Municipal Power, Inc.                       5.00          2/15/2017          5,149
    4,500   Buckeye Tobacco Settlement Financing Auth.           5.00          6/01/2015          4,866
    1,530   Hancock County                                       4.00         12/01/2016          1,628
    1,875   Hancock County                                       4.25         12/01/2017          2,025
                                                                                             ----------
                                                                                                 13,668
                                                                                             ----------
            OKLAHOMA (0.2%)
    2,150   Cherokee Nation (INS) (d)                            4.30         12/01/2016          2,324

================================================================================

7  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON              FINAL          VALUE
(000)       SECURITY                                             RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$   1,000   Norman Regional Hospital Auth. (INS)                 5.00%         9/01/2013     $    1,022
    1,090   Norman Regional Hospital Auth. (INS)                 5.00          9/01/2014          1,130
                                                                                             ----------
                                                                                                  4,476
                                                                                             ----------
            PENNSYLVANIA (1.9%)
   12,250   Allegheny County Hospital Dev. Auth.                 5.00          5/15/2016         13,935
    1,065   Delaware County                                      4.00         10/01/2015          1,119
    1,110   Delaware County                                      4.00         10/01/2016          1,176
    1,155   Delaware County                                      5.00         10/01/2017          1,278
    1,195   Delaware County                                      5.00         10/01/2018          1,329
    4,000   EDA                                                  2.75          9/01/2013          4,088
    3,740   Higher Educational Facilities Auth.                  5.00          5/15/2016          4,264
    1,500   Montgomery County IDA                                5.00         11/15/2016          1,652
    2,000   Montgomery County IDA                                5.00         11/15/2017          2,186
    5,175   St. Mary Hospital Auth.                              4.00         11/15/2016          5,635
    5,170   St. Mary Hospital Auth.                              4.00         11/15/2016          5,629
                                                                                             ----------
                                                                                                 42,291
                                                                                             ----------
            PUERTO RICO (0.8%)
   14,000   Government Dev. Bank                                 4.75         12/01/2015         14,316
    2,000   Industrial, Tourist, Educational, Medical and
               Environmental Control Facilities Financing
               Auth.                                             5.00          4/01/2017          2,172
    1,000   Industrial, Tourist, Educational, Medical and
               Environmental Control Facilities Financing
               Auth.                                             5.00          4/01/2019          1,072
      700   Industrial, Tourist, Educational, Medical and
               Environmental Control Facilities Financing
               Auth.                                             4.00          4/01/2020            697
                                                                                             ----------
                                                                                                 18,257
                                                                                             ----------
            SOUTH CAROLINA (2.1%)
    1,485   Association of Governmental Organizations
               Educational Facilities Corp. (INS)                4.00         12/01/2016          1,586
   23,000   Berkeley County                                      4.88         10/01/2014         24,412
      795   Jobs EDA (INS)                                       4.05          4/01/2013            806
    1,000   Lexington County Health Services District, Inc.      5.00         11/01/2014          1,089
    3,950   Piedmont Municipal Power Agency                      5.00          1/01/2015          4,331
    7,715   Piedmont Municipal Power Agency                      5.00          1/01/2016          8,717
    4,000   Richland County                                      4.60          9/01/2012          4,025
                                                                                             ----------
                                                                                                 44,966
                                                                                             ----------
            TENNESSEE (0.1%)
    2,750   Shelby County Health, Educational, and
               Housing Facility Board                            5.00          9/01/2014          2,999
                                                                                             ----------
            TEXAS (3.1%)
    5,170   Brazos River Auth.                                   4.90         10/01/2015          5,538
    3,000   Dallas Fort Worth International Airport              5.00         11/01/2016          3,494
    1,335   Gregg County Health Facilities Dev. Corp.            5.00         10/01/2015          1,407
    2,105   Gregg County Health Facilities Dev. Corp.            5.00         10/01/2016          2,236
    6,035   Harris County Cultural Education Facilities          5.00          2/15/2015          6,637
    4,500   Harris County Cultural Education Facilities          5.00          2/15/2016          5,076
      760   Midlothian Dev. Auth. (INS)                          5.00         11/15/2012            769
      535   Midlothian Dev. Auth. (INS)                          5.00         11/15/2013            554
      560   Midlothian Dev. Auth. (INS)                          5.00         11/15/2014            590
      390   Midlothian Dev. Auth. (INS)                          5.00         11/15/2015            415
    1,220   Northwest ISD (NBGA)                                 4.01 (a)      2/15/2013          1,217
    1,000   Northwest ISD (NBGA)                                 4.07 (a)      2/15/2014            990
    7,175   Red River Auth.                                      4.45          6/01/2020          7,737
    1,000   San Leanna Education Facilities Corp.                5.00          6/01/2013          1,032

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON              FINAL          VALUE
(000)       SECURITY                                             RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$   1,000   San Leanna Education Facilities Corp.                5.00%         6/01/2015     $    1,088
    1,585   San Leanna Education Facilities Corp.                5.00          6/01/2017          1,778
    1,155   Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.25         11/15/2012          1,164
    1,220   Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.00         11/15/2013          1,270
    1,100   Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.25         11/15/2013          1,129
      870   Tarrant County Cultural Education Facilities
               Finance Corp.                                     4.63         11/15/2014            904
    1,265   Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.25         11/15/2014          1,315
    1,470   Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.00          5/15/2015          1,553
    1,250   Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.75         11/15/2015          1,337
    1,000   Tarrant County Cultural Education Facilities
               Finance Corp.                                     5.00         11/15/2017          1,105
    2,810   Tyler Health Facilities Dev. Corp.                   5.00         11/01/2013          2,938
    4,575   Tyler Health Facilities Dev. Corp.                   5.00         11/01/2014          4,900
    3,360   Tyler Health Facilities Dev. Corp.                   5.00         11/01/2015          3,672
    6,155   Tyler Health Facilities Dev. Corp.                   5.25         11/01/2016          6,892
                                                                                             ----------
                                                                                                 68,737
                                                                                             ----------
            U.S. VIRGIN ISLANDS (0.3%)
    1,000   Water and Power Auth.                                4.00          7/01/2012          1,000
    2,250   Water and Power Auth.                                4.75          7/01/2015          2,418
    2,700   Water and Power Auth.                                4.75          7/01/2016          2,954
                                                                                             ----------
                                                                                                  6,372
                                                                                             ----------
            VIRGINIA (1.3%)
   18,665   Chesapeake Port Facility IDA (e)                     3.90          3/01/2013         18,975
    3,200   Housing Dev. Auth.                                   3.05          3/01/2018          3,393
    3,200   Housing Dev. Auth.                                   3.05          9/01/2018          3,399
    3,506   Marquis Community Dev. Auth.                         5.10          9/01/2036          2,847
    5,111   Marquis Community Dev. Auth.                         5.63(a)       9/01/2041            497
                                                                                             ----------
                                                                                                 29,111
                                                                                             ----------
            WISCONSIN (0.1%)
    1,200   Health and Educational Facilities Auth.              5.00          8/15/2021          1,396
                                                                                             ----------
            Total Fixed-Rate Instruments (cost: $1,076,350)                                   1,125,583
                                                                                             ----------
            PUT BONDS (19.4%)

            ALABAMA (1.1%)
   10,000   Chatom IDB (NBGA)                                    0.60          8/01/2037         10,000
    8,000   East Alabama Health Care Auth. (PRE)                 5.00          9/01/2033          8,438
    5,000   Mobile IDB                                           5.00          6/01/2034          5,525
                                                                                             ----------
                                                                                                 23,963
                                                                                             ----------
            ARIZONA (1.7%)
   20,400   Maricopa County Pollution Control Corp.              4.00          6/01/2043         21,222
   15,000   Navajo County                                        5.50          6/01/2034         16,169
                                                                                             ----------
                                                                                                 37,391
                                                                                             ----------
            CALIFORNIA (2.0%)
    5,585   Economic Recovery                                    4.00          7/01/2023          5,951
   11,875   Economic Recovery                                    5.00          7/01/2023         12,929
    5,000   Health Facilities Financing Auth.                    5.00          7/01/2027          5,370

================================================================================

9  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON              FINAL          VALUE
(000)       SECURITY                                             RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$   8,000   Municipal Finance Auth.                              2.38%         2/01/2039     $    8,071
    6,965   Sacramento USD (INS)                                 3.18 (f)      3/01/2040          7,077
    5,000   Statewide Communities Dev. Auth. (INS)               4.10          4/01/2028          5,132
                                                                                             ----------
                                                                                                 44,530
                                                                                             ----------
            COLORADO (1.0%)
   10,000   E-470 Public Highway Auth.                           2.90 (f)      9/01/2039         10,006
   10,500   Health Facilities Auth.                              4.00         10/01/2040         11,605
                                                                                             ----------
                                                                                                 21,611
                                                                                             ----------
            FLORIDA (1.3%)
    5,000   Highlands County Health Facilities Auth.             3.95         11/15/2032          5,030
    8,075   Miami-Dade County Health Facilities Auth. (INS)      4.55          8/01/2046          8,353
    5,000   Miami-Dade County IDA                                4.00         10/01/2018          5,361
    6,000   Miami-Dade County School Board                       5.00          5/01/2032          6,638
    2,500   Palm Beach County School Board                       5.00          8/01/2032          2,890
                                                                                             ----------
                                                                                                 28,272
                                                                                             ----------
            GEORGIA (0.6%)
    2,325   Burke County Dev. Auth.                              0.90          1/01/2039          2,325
    8,000   Burke County Dev. Auth.                              2.50          1/01/2040          8,098
    2,015   Monroe County Dev. Auth.                             0.90          1/01/2039          2,015
                                                                                             ----------
                                                                                                 12,438
                                                                                             ----------
            ILLINOIS (0.7%)
    1,250   Educational Facilities Auth.                         4.13          3/01/2030          1,355
    1,250   Educational Facilities Auth.                         4.13          3/01/2030          1,275
        5   Educational Facilities Auth. (PRE)                   4.45          3/01/2034              5
    9,995   Educational Facilities Auth.                         4.45          3/01/2034         10,729
    2,500   Educational Facilities Auth.                         3.40         11/01/2036          2,656
                                                                                             ----------
                                                                                                 16,020
                                                                                             ----------
            INDIANA (0.4%)
    3,460   Plainfield (NBGA)                                    4.88          2/01/2035          3,543
    5,000   Whiting Environmental Facilities                     2.80          6/01/2044          5,190
                                                                                             ----------
                                                                                                  8,733
                                                                                             ----------
            LOUISIANA (0.5%)
   10,000   De Soto Parish                                       3.25          1/01/2019         10,358
                                                                                             ----------
            MICHIGAN (0.9%)
   10,000   Hospital Finance Auth.                               5.50         12/01/2034         10,649
    8,000   Strategic Fund Ltd.                                  5.25          8/01/2029          8,649
                                                                                             ----------
                                                                                                 19,298
                                                                                             ----------
            NEVADA (0.2%)
    4,835   Clark County                                         5.45          3/01/2038          4,966
                                                                                             ----------
            NEW JERSEY (0.2%)
    5,000   EDA                                                  5.00          9/01/2029          5,619
                                                                                             ----------
            NEW MEXICO (0.8%)
   11,600   Farmington                                           2.88          4/01/2029         12,030
    6,500   Farmington (INS)                                     4.00          6/01/2032          6,514
                                                                                             ----------
                                                                                                 18,544
                                                                                             ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON              FINAL          VALUE
(000)       SECURITY                                             RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            OHIO (1.3%)
$   5,000   Air Quality Dev. Auth.                               2.25%        12/01/2023     $    5,039
   10,000   Air Quality Dev. Auth.                               4.75          8/01/2029         10,035
    4,000   Air Quality Dev. Auth.                               3.88         12/01/2038          4,142
    9,405   Ohio Water Dev. Auth.                                3.38          7/01/2033          9,709
                                                                                             ----------
                                                                                                 28,925
                                                                                             ----------
            PENNSYLVANIA (2.2%)
   10,000   Beaver County IDA                                    4.75          8/01/2020         11,087
   10,000   Economic Dev. Financing Auth.                        2.63         12/01/2033         10,092
   17,500   Economic Dev. Financing Auth.                        3.00         12/01/2038         17,887
    3,000   Economic Dev. Financing Auth.                        3.00         12/01/2038          3,066
    2,000   Economic Dev. Financing Auth.                        3.38         12/01/2040          2,065
    4,500   Pittsburgh Water and Sewer Auth. (INS)               2.63          9/01/2035          4,511
                                                                                             ----------
                                                                                                 48,708
                                                                                             ----------
            TEXAS (1.6%)
    5,215   Gateway Public Facility Corp. (NBGA)                 4.55          7/01/2034          5,593
   12,000   North Texas Tollway Auth.                            5.75          1/01/2038         13,880
   15,000   North Texas Tollway Auth. (PRE)                      5.00          1/01/2042         15,345
                                                                                             ----------
                                                                                                 34,818
                                                                                             ----------
            VIRGINIA (0.4%)
    8,000   Louisa IDA                                           5.38         11/01/2035          8,455
                                                                                             ----------
            WEST VIRGINIA (0.6%)
    7,000   EDA                                                  4.85          5/01/2019          7,270
    5,000   EDA                                                  3.13          3/01/2043          5,176
                                                                                             ----------
                                                                                                 12,446
                                                                                             ----------
            WISCONSIN (1.2%)
   10,000   Health and Educational Facilities Auth.              4.75          8/15/2025         10,630
   14,350   Health and Educational Facilities Auth.              5.13          8/15/2027         16,048
                                                                                             ----------
                                                                                                 26,678
                                                                                             ----------
            WYOMING (0.7%)
   14,000   Sweetwater County (e)                                3.90         12/01/2014         14,699
                                                                                             ----------
            Total Put Bonds (cost: $407,407)                                                    426,472
                                                                                             ----------
            ADJUSTABLE-RATE NOTES (0.7%)

            FLORIDA (0.3%)
    7,000   Citizens Property Insurance Corp.                    1.93          6/01/2013          7,070
                                                                                             ----------
            PENNSYLVANIA (0.4%)
    7,575   Berks County Municipal Auth.                         1.68         11/01/2039          7,568
                                                                                             ----------
            Total Adjustable-Rate Notes (cost: $14,509)                                          14,638
                                                                                             ----------
            VARIABLE-RATE DEMAND NOTES (28.5%)

            ALABAMA (0.7%)
   14,500   Tuscaloosa County Port Auth. (LOC - Compass Bank)    1.70         12/01/2031         14,500
                                                                                             ----------

================================================================================

11  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON              FINAL          VALUE
(000)       SECURITY                                             RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            ARIZONA (1.2%)
$  13,840   Health Facilities Auth. (LIQ)(LOC - Bank of
               America, N.A.) (d)                                0.56%         2/01/2042     $   13,840
   12,000   Verrado Western Overlay Community Facilities
               District (LOC - Compass Bank)                     1.75          7/01/2029         12,000
                                                                                             ----------
                                                                                                 25,840
                                                                                             ----------
            ARKANSAS (1.1%)
   24,030   Northwest Regional Airport Auth. (LOC -
               Regions Bank)                                     0.85          2/01/2027         24,030
                                                                                             ----------
            CALIFORNIA (3.3%)
   18,800   Anaheim Public Financing Auth. (LIQ)(INS) (d)        0.65         10/01/2014         18,800
    3,800   Sacramento County Sanitation Districts
               Financing Auth. (LIQ)(LOC - Dexia Credit
               Local) (d)                                        0.72         12/01/2023          3,800
   14,965   State (LIQ)(LOC - Dexia Credit Local) (d)            0.87          8/01/2027         14,965
   17,975   State (LIQ)(LOC - Dexia Credit Local) (d)            0.87          8/01/2027         17,975
   17,915   Victorville Joint Powers Financing Auth. (LOC -
               BNP Paribas)                                      2.75          5/01/2040         17,915
                                                                                             ----------
                                                                                                 73,455
                                                                                             ----------
            COLORADO (2.2%)
    8,915   Arista Metropolitan District (LOC - Compass
               Bank)                                             1.75         12/01/2030          8,915
    7,900   Brighton Crossing Metropolitan District (LOC -
               Compass Bank)                                     1.68         12/01/2034          7,900
   24,980   Broomfield Urban Renewal Auth. (LOC - BNP
               Paribas)                                          1.10         12/01/2030         24,980
    6,350   Cornerstar Metropolitan District (LOC -
               Compass Bank)                                     1.68         12/01/2037          6,350
                                                                                             ----------
                                                                                                 48,145
                                                                                             ----------
            CONNECTICUT (1.1%)
   24,920   Health and Educational Facilities Auth. (LOC -
               KBC Bank N.V.)                                    0.63          7/01/2024         24,920
                                                                                             ----------

            GEORGIA (0.2%)
    4,000   La Grange Dev. Auth.                                 4.00         10/01/2012          4,000
                                                                                             ----------
            IDAHO (0.9%)
   19,885   American Falls Reservoir District                    0.75          2/01/2025         19,885
                                                                                             ----------
            ILLINOIS (2.3%)
   17,320   Hamilton Memorial Hospital (LOC - Sovereign
               Bank)                                             1.75         11/01/2037         17,320
   34,100   State (LIQ)                                          2.00         10/01/2033         34,100
                                                                                             ----------
                                                                                                 51,420
                                                                                             ----------
            KENTUCKY (0.5%)
   11,965   State Property & Buildings Commission
               (LIQ)(LOC - Dexia Credit Local) (d)               0.68          8/01/2021         11,965
                                                                                             ----------
            LOUISIANA (0.8%)
   18,000   St. James Parish (LOC - Natixis S.A.)                1.55         11/01/2039         18,000
                                                                                             ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON              FINAL          VALUE
(000)       SECURITY                                             RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------
            MICHIGAN (0.6%)
$      40   Detroit Sewer Disposal System (INS)(LIQ) (d)         0.60%         1/03/2028     $       40
   13,215   Hospital Finance Auth. (LOC - Sovereign Bank)        1.75          9/01/2032         13,215
                                                                                             ----------
                                                                                                 13,255
                                                                                             ----------
            NEW JERSEY (2.9%)
   22,395   EDA (LIQ)(LOC - Dexia Credit Local) (d)              0.88          9/01/2022         22,395
    2,840   EDA (LOC - Valley National Bank)                     1.10          3/01/2031          2,840
    7,430   EDA (LOC - Valley National Bank)                     0.82         11/01/2031          7,430
    6,500   EDA (LOC - Sovereign Bank)                           1.45          5/15/2033          6,500
    4,275   EDA (LOC - Valley National Bank)                     0.43         11/01/2040          4,275
   12,695   EDA (LOC - Valley National Bank)                     0.43         11/01/2040         12,695
    8,000   State Turnpike Auth. (LOC - Societe Generale)        0.70          1/01/2018          8,000
                                                                                             ----------
                                                                                                 64,135
                                                                                             ----------
            NEW MEXICO (0.2%)
    3,590   Roswell (LOC - Sovereign Bank)                       1.75          7/01/2036          3,590
                                                                                             ----------
            NEW YORK (3.2%)
    2,600   Dormitory Auth. (LIQ)(LOC - Dexia
               Credit Local) (d)                                 0.68          5/15/2022          2,600
   23,500   Housing Finance Agency (LOC - Landesbank
               Baden-Wurttemberg)                                0.90         11/01/2041         23,500
    8,100   Metropolitan Transportation Auth. (LOC - KBC
               Bank N.V.)                                        0.65         11/01/2025          8,100
    6,720   Nassau County IDA (LOC - Sovereign Bank)             1.75         12/01/2036          6,720
    5,580   Ulster County IDA (LOC - Sovereign Bank)             1.46          9/15/2037          5,580
   23,895   Urban Dev. Corp. (LIQ)(LOC - Dexia Credit
               Local) (d)                                        0.68          3/15/2024         23,895
                                                                                             ----------
                                                                                                 70,395
                                                                                             ----------
            NORTH CAROLINA (0.9%)
   20,000   Person County Industrial Facilities and Pollution
               Control Financing Auth. (LOC - Credit
               Industriel et Commercial S.A.)                    0.62         11/01/2035         20,000
                                                                                             ----------
            PENNSYLVANIA (3.0%)
    9,100   Berks County IDA (NBGA)                              3.50          7/01/2016          9,100
   15,000   Delaware Valley Regional Finance Auth. (LOC -
               Bayerische Landesbank)                            0.65         12/01/2020         15,000
    8,300   Delaware Valley Regional Finance Auth. (LOC -
               Bayerische Landesbank)                            0.65         12/01/2020          8,300
   13,400   Delaware Valley Regional Finance Auth. (LOC -
               Bayerische Landesbank)                            0.65         12/01/2020         13,400
   20,000   Luzerne County (INS)(LIQ)                            0.50         11/15/2026         20,000
                                                                                             ----------
                                                                                                 65,800
                                                                                             ----------
            PUERTO RICO (0.4%)
    8,000   Highway & Transportation Auth. (LIQ)(LOC -
               Dexia Credit Local) (d)                           0.87          7/01/2030          8,000
                                                                                             ----------
            TEXAS (1.6%)
    9,000   Fort Bend County (LIQ) (d)                           0.60          3/01/2032          9,000
   10,000   Harris County Cultural Education Facilities
               Finance Corp. (LOC - Compass Bank)                1.00          6/01/2038         10,000
    2,680   North East ISD (LIQ)(NBGA) (d)                       0.72          2/01/2028          2,680

================================================================================

13  | USAA Tax Exempt Short-Term Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                         COUPON              FINAL          VALUE
(000)       SECURITY                                             RATE           MATURITY          (000)
-------------------------------------------------------------------------------------------------------
$  12,770   Weslaco Health Facilities Dev. Corp. (LOC -
               Compass Bank)                                     1.23%        6/01/2038     $    12,770
                                                                                            -----------
                                                                                                 34,450
                                                                                            -----------
            VERMONT (0.6%)
   13,075   Housing Finance Agency (LOC - Sovereign
               Bank)                                             1.75         7/01/2037          13,075
                                                                                            -----------
            VIRGINIA (0.2%)
    3,280   Winchester IDA (LIQ) (d)                             0.83         1/21/2014           3,280
                                                                                            -----------
            WASHINGTON (0.6%)
   13,855   Housing Finance Commission (LOC - HSH
               Nordbank A.G.)                                    1.75         3/01/2036          13,855
                                                                                            -----------
            Total Variable-Rate Demand Notes (cost: $625,995)                                   625,995
                                                                                            -----------

            TOTAL INVESTMENTS(COST: $2,124,261)                                             $ 2,192,688
                                                                                            ===========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------
                                           (LEVEL 1)       (LEVEL 2)        (LEVEL 3)
                                         QUOTED PRICES       OTHER         SIGNIFICANT
                                           IN ACTIVE      SIGNIFICANT     UNOBSERVABLE
                                            MARKETS       OBSERVABLE         INPUTS
                                         FOR IDENTICAL      INPUTS
ASSETS                                      ASSETS                                                TOTAL
-------------------------------------------------------------------------------------------------------
  Fixed-Rate Instruments                 $          --    $ 1,125,583     $         --     $  1,125,583
  Put Bonds                                         --        426,472               --          426,472
  Adjustable-Rate Notes                             --         14,638               --           14,638
  Variable-Rate Demand Notes                        --        625,995               --          625,995
-------------------------------------------------------------------------------------------------------
Total                                    $          --    $ 2,192,688     $         --     $  2,192,688
-------------------------------------------------------------------------------------------------------

For the period of April 1, 2012, through June 30, 2012, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

June 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Short-Term Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

15  | USAA Tax Exempt Short-Term Fund

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable-rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D. As of June 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2012, were $68,555,000 and $128,000, respectively, resulting in net unrealized appreciation of $68,427,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,195,253,000 at June 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b) At June 30, 2012, the aggregate market value of securities purchased on a when-issued basis was $12,818,000.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at June 30, 2012, was $204,000, which represented less than 0.1% of the Fund's net assets.

(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(e) At June 30, 2012, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

(f) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at June 30, 2012.

================================================================================

17  | USAA Tax Exempt Short-Term Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended June 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     08/24/2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/27/2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.